Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Common Share
13.	Earnings (Loss) Per Common Share

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Net loss attributable to common stockholders	$(8,320,024)	$(3,803,619)	$(12,041,393)	$(1,670,624)
Basic
Basic weighted average shares outstanding	71,785,448	61,180,365	70,309,078	58,297,202

Diluted
Diluted weighted average common shares outstanding	71,785,448	61,180,365	70,309,078	58,297,202

Net loss per share:
Basic	$(0.12)	$(0.06)	$(0.17)	$(0.03)
Diluted	$(0.12)	$(0.06)	$(0.17)	$(0.03)

Basic earnings (loss) per common share attributable to Seven Stars Cloud shareholders is calculated by dividing the net earnings (loss) attributable to Seven Stars Cloud shareholders by the weighted average number of outstanding common shares during the applicable period.

Diluted earnings (loss) per share is calculated by taking net earnings (loss), divided by the diluted weighted average common shares outstanding. Diluted earnings (loss) per share for the three and six months ended June 30, 2018 and 2017 both equal to basic loss per share for respective periods because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. These shares were not included in the computation of diluted earnings (loss) per share because the effect was either antidilutive or the performance condition was not met.

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Warrants	403,714	3,546,897	403,714	3,546,897
Options	1,903,978	2,462,863	1,903,978	2,462,863
Series A Preferred Stock	933,333	933,333	933,333	933,333
Convertible promissory note and interest	18,265,908	35,745,070	18,265,908	35,745,070
Total	21,506,933	42,688,163	21,506,933	42,688,163

16. Loss Per Common Share

	2017	2016
Net loss attributable to common stockholders	$(9,835,601)	$(26,407,974)
Basic
Basic weighted average common shares outstanding	61,182,209	35,998,001

Diluted
Diluted weighted average common shares outstanding	61,182,209	35,998,001

Net loss per share:
Basic	$(0.16)	$(0.73)
Diluted	$(0.16)	$(0.73)

Basic loss per common share attributable to Seven Stars Cloud shareholders is calculated by dividing the net loss attributable to Seven Stars Cloud shareholders by the weighted average number of outstanding common shares during the period.

Diluted loss per share is calculated by taking net loss, divided by the diluted weighted average common shares outstanding. Diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. These shares were not included in the computation of diluted loss per share because the effect was either antidilutive or the performance condition was not met.

	December 31,	December 31,
	2017	2016
Warrants	2,521,896	3,783,002
Options	2,162,977	2,101,428
Series A Preferred Stock	933,333	933,333
Series E Preferred Stock	-	7,154,997
Convertible promissory note and interest	35,346,703	2,371,945
Total	40,964,909	16,344,705